MD&A - Capital management (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total equity under IFRS Accounting Standards	$ 85,574	$ 86,156	$ 57,218	$ 61,002
Equity attributable to non-controlling interests	(494)	(531)
Defined benefit plans, net of tax	(833)	(965)
Deferred tax assets recognized for tax loss carry-forwards	(2,288)	(3,039)
Deferred tax assets on temporary differences, excess over threshold	803
Goodwill, net of tax	(5,702)	(5,750)
Intangible assets, net of tax	(702)	(894)
Compensation-related components (not recognized in net profit)	(2,800)	(2,186)
Expected losses on advanced internal ratings-based portfolio less provisions	(568)	(713)
Unrealized (gains) / losses from cash flow hedges, net of tax	2,585	3,109
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	1,178	1,291
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(62)	(89)
Prudential valuation adjustments	(167)	(368)
Accruals for proposed dividends to shareholders	(2,835)	(2,240)
Other	(25)	3
Total common equity tier 1 capital	71,367	78,002
Goodwill related to significant investments in financial institutions	$ 19	$ 20